Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of credit risk exposure
Cash and cash equivalents	€ 603,593	€ 15,107	€ 30,136	€ 113,507
Rating Class 1
Disclosure of credit risk exposure
Cash and cash equivalents	40,150	9,696
Rating Class 2
Disclosure of credit risk exposure
Cash and cash equivalents	1,776	2,528
Rating Class 3
Disclosure of credit risk exposure
Cash and cash equivalents	€ 561,666	€ 2,883